Deferred and contingent consideration -Disclosure of detailed information about deferred and contingent consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [Line Items]
Total deferred and contingent consideration	$ 54,550	$ 71,370
Less: current portion of Deferred Consideration	(28,242)	(23,535)
Total non-current portion of deferred and contingent consideration	26,308	47,835
Deferred Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Total deferred and contingent consideration	28,242	50,109	$ 0
Contingent Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Total deferred and contingent consideration	19,320	16,873	0
Nkran Royalty [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Total deferred and contingent consideration	$ 6,988	$ 4,388	$ 0